Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (35,053)	$ (65,354)	$ (18,014)	$ (67,723)	$ (7,809)	$ (7,883)
Adjusted for the following items:
Foreign currency (gain) loss		(88)	2,450	6,477	(1,363)	(187)
Provision for doubtful accounts		795		285		9
Inventory write-downs	201	525	703	384	204	234
Depreciation and amortization		5,755	1,148	3,562	1,853	1,953
Stock-based compensation expense	7,585	12,891	5,632	20,988	139	94
Non-cash interest expense		141	509	5,669	693	772
(Gain) Loss on disposal of property and equipment		112	(2)	(2)	11	2
Deferred income tax recovery	(2,642)	(6,419)		(4,485)
Loss on sale of investment				6
Amortization of discount on Convertible Notes		5,033		2,180
Changes in non-cash working capital:
Accounts receivable		(1,993)	(840)	(16,512)	(507)	317
Other receivables		(226)	(2,701)	101	(1,187)	(1)
Inventory		(38,729)	(428)	(9,226)	(3,295)	693
Prepaid expenses and other current assets		(31,963)	(1,033)	(2,588)	(433)	(8)
Accounts payable		692	8,019	5,218	4,728	122
Due to related parties		(852)
Accrued expenses and other current liabilities		9,453	1,652	9,418	963	565
Net cash used in operating activities		(110,227)	(2,905)	(46,248)	(6,003)	(3,318)
Investing activities
Investment in joint venture with AB InBev		(6,134)
Change in deposits and other assets		314	(23)		(397)	6
Purchases of short-term and non-current investments		(8,380)	(29,394)	(319,373)
Proceeds from sale and maturities of short-term investments			29,393
Proceeds from sale of short-term investments				274,497
Purchases of property and equipment		(26,263)	(28,237)	(50,198)	(10,910)	(488)
Disposals of property and equipment			11	713	23
Purchases of intangible assets		(367)	(703)	(4,259)	(531)	(543)
Net cash used in investing activities		(198,577)	(28,953)	(98,620)	(11,815)	(1,025)
Financing activities
Repayment under Privateer Holdings debt facilities				(36,940)
Advances under Privateer debt and construction facilities			3,810	3,453	6,039	4,406
Minimum lease payments under capital lease		(377)	(339)		(199)
Proceeds from ABG Profit Participation Arrangement		1,667
Proceeds from exercise of stock options		4,414
Proceeds from issuance of convertible preferred stock, net			52,557	460,269
Net cash provided by financing activities		5,704	56,028	630,998	12,235	10,919
Proceeds from Preferred Shares - Series A, net of transaction costs				52,560
Repayment of mortgage debt				(9,136)
Proceeds from mortgage debt						9,062
Payments on long-term debt						(2,190)
Long-term debt financing costs						(359)
Proceeds from issuance of common stock pursuant to IPO				176,091
Payment of costs from issuance of common stock pursuant to IPO				(15,299)
Effect of foreign currency translation on cash and cash equivalents		396	(1,162)	(1,198)	375	226
(Decrease) increase in cash and cash equivalents		(302,704)	23,008	484,932	(5,208)	6,802
Cash and cash equivalents, beginning of period		487,255	2,323	2,323	7,531	729
Cash and cash equivalents, end of period	184,551	184,551	25,331	487,255	2,323	7,531
Supplemental Disclosure for Cash Flow Information
Cash paid for interest		11,779	$ 573	1,189	1,157	$ 295
Non-cash investing
Addition to property and equipment under capital lease				114	8,958
Acquisition of Manitoba Harvest				2,855
Acquisition of investments		70
Non-cash financing activities
Capital lease obligation					8,958
Conversion of preferred stock to common stock				$ 2
Privateer Holdings Construction Facility [Member]
Financing activities
Advances under Privateer debt and construction facilities					$ 6,395
Manitoba Harvest
Operating activities
Net loss	(2,692)	(4,868)
Changes in non-cash working capital:
Inventory	(20)
Accounts payable	321
Accrued expenses and other current liabilities	$ (147)
Investing activities
Acquisition of Manitoba Harvest, net of cash acquired		(109,331)
Non-cash investing
Acquisition of Manitoba Harvest		195,407
Natura
Investing activities
Acquisition of Manitoba Harvest, net of cash acquired		(15,083)
Non-cash investing
Acquisition of Manitoba Harvest		38,980
Investment In ABG [Member]
Investing activities
Investment in ABG Profit Participation Arrangement		(33,333)
Non-cash investing
Investment in ABG Profit Participation Arrangement, net of receivable		$ 94,805